OTHER EQUITY INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Schedule of Other Equity Instruments

	The Group and Bank
	2020	2019	2018
	£m	£m	£m
At 1 January	4,865	3,217	3,217
Issued in the year:
US$500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	383	—	—
€750 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	687	—	—
£500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	—	496	—
US$1,500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	—	1,152	—
	1,070	1,648	—
Profit for the year attributable to other equity holders	417	281	275
Distributions on other equity instruments	(417)	(281)	(275)
At 31 December	5,935	4,865	3,217